UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     August 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $1,378,701 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12491                      Taconic Capital Advisors UK LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0    22222 17500000 PRN      DEFINED 01                  0        0 17500000
CAPITOL ACQUISITION CORP DEL   COM              14055E104     1948   200000 SH       DEFINED 01             200000        0        0
CAPITOL ACQUISITION CORP DEL   UNIT 07/24/2012  14055E203    10160  1000000 SH       DEFINED 01            1000000        0        0
DATA DOMAIN INC                COM              23767P109    25013   750000 SH       DEFINED 01             750000        0        0
JPMORGAN CHASE & CO            COM              46625H100      853    25000 SH       DEFINED 01              25000        0        0
KEARNY FINL CORP               COM              487169104    10868   950000 SH       DEFINED 01             950000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    13590  1500000 SH       DEFINED 01            1500000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    44138  1650000 SH       DEFINED 01            1650000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1  549463AG2    37214 39172000 PRN      DEFINED 01                  0        0 39172000
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0    32020 44705000 PRN      DEFINED 01                  0        0 44705000
MBIA INC                       COM              55262C100      813   500000 SH  PUT  DEFINED 01                  0        0   500000
MGIC INVT CORP WIS             COM              552848103      550   125000 SH       DEFINED 01             125000        0        0
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    29438 30050000 PRN      DEFINED 01                  0        0 30050000
QWEST COMMUNICATIONS INTL IN   COM              749121109     6050  1000000 SH  PUT  DEFINED 01            1000000        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     3069   739500 SH       DEFINED 01             739500        0        0
RASER TECHNOLOGIES INC         COM              754055101     4968  1800000 SH       DEFINED 01            1800000        0        0
SCHERING PLOUGH CORP           COM              806605101   334096 13300000 SH       DEFINED 01           13300000        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     2000  2000000 SH  PUT  DEFINED 01                  0        0  2000000
SOUTHWEST AIRLS CO             COM              844741108      236    35000 SH       DEFINED 01              35000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    10600  2000000 SH  CALL DEFINED 01                  0        0        0
STAR SCIENTIFIC INC            COM              85517P101      178   200000 SH       DEFINED 01             200000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203   124470 13500000 SH       DEFINED 01           13500000        0        0
TOLL BROTHERS INC              COM              889478103      170    10000 SH       DEFINED 01              10000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    20256   467489 SH       DEFINED 01             467489        0        0
U S G CORP                     COM NEW          903293405     1208   120000 SH       DEFINED 01             120000        0        0
UAL CORP                       COM NEW          902549807     4785  1500000 SH       DEFINED 01            1500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8    29562 22500000 PRN      DEFINED 01                  0        0 22500000
WYETH                          COM              983024100   608226 13400000 SH       DEFINED 01           13400000        0        0